WILLIAM BLAIR FUNDS

SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2006

Effective January 1, 2007, the portfolio managers will change for the William Blair Large Cap Growth Fund. The William Blair Large Cap Growth Fund will be managed by James S. Golan and John F. Jostrand.

The information above regarding portfolio managers supplements and supersedes the disclosure in the “William Blair Large Cap Growth Fund – Portfolio Management” section of the Prospectuses.

Dated: December 15, 2006

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Please retain this supplement with your Prospectus for future reference.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2006

Effective January 1, 2007, the portfolio managers will change for the William Blair Large Cap Growth Fund. The William Blair Large Cap Growth Fund will be managed by James S. Golan and John F. Jostrand.

The information above regarding portfolio managers supplements and supersedes the disclosure in the “Management of the Trust – Investment Advisor” section of the Statement of Additional Information.

Dated: December 15, 2006

WILLIAM BLAIR FUNDS

222 West Adams Street

Chicago, Illinois 60606

Please retain this supplement with your Statement of Additional Information for future reference.